Notes to the Consolidated Balance Sheet - Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016
Trading assets:
Trading securities, assets	€ 173,196		€ 156,926
Other trading assets	11,466	[1]	14,117
Total trading assets	184,661		171,044
Positive market values from derivative financial instruments	361,032		485,150
Total financial assets classified as held for trading	545,693		656,194
Financial assets designated at fair value through profit or loss:
Securities purchased under resale agreements	57,843		47,404
Securities borrowed	20,254		21,136
Loans	4,802		7,505
Other financial assets designated at fair value through profit or loss	8,377		11,541
Total fiinancial assets designated at fair value through profit or loss	91,276		87,587
Total financial assets at fair value through profit or loss	€ 636,970		€ 743,781

[1]	Includes traded loans of 10.9billion and 13.2billion at December 31, 2017 and 2016 respectively.